UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D/A

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                    July 2, 2006 to August 1, 2006


       Commission File Number of issuing entity: 333-82904-19


                   Structured Asset Securities Corporation
   (as Depositor) under the Trust Agreement, dated as March 1, 2006 providing for the issuance of Mortgage Pass-Through Certificates
                          Series 2006-03H
        (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor: 333-82904


                Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                      Lehman Brothers Holdings Inc.
            (Exact name of sponsor as specified in its charter)


                                New York
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


              745 Seventh Ave, 7th Floor, New York, New York         10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                              (212)-526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1       [ ]             [ ]             [X]              ___________

Class 1-A2       [ ]             [ ]             [X]              ___________

Class 1-A3       [ ]             [ ]             [X]              ___________

Class 2-A1       [ ]             [ ]             [X]              ___________

Class PO         [ ]             [ ]             [X]              ___________

Class B1         [ ]             [ ]             [X]              ___________

Class B2         [ ]             [ ]             [X]              ___________

Class B3         [ ]             [ ]             [X]              ___________

Class B4         [ ]             [ ]             [X]              ___________

Class B5         [ ]             [ ]             [X]              ___________

Class B6         [ ]             [ ]             [X]              ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On August 25, 2006, a distribution was made to holders of Structured Asset Securities Corporations, Series 2006-03H. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.


PART II - OTHER INFORMATION


Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);




SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                          _____________________________
                                                   (Depositor)


Date: _______________                     _____________________________
                                                   (Signature)**


                                     [OR]

                                  Structured Asset Securities Corporation
                            Mortgage Pass-Through Certificates Series 2006-3H
                                          _____________________________
                                                 (Issuing entity)



Date: December 15, 2006                      By:    Aurora Loan Services LLC
     _________________                          _____________________________
                                                       (Master Servicer)**


                                                       /s/ Michele Olds
                                                _____________________________
                                                    VP Servicer Oversight,
                                                   Executive Vice President




*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.